Acquisitions of Sagtec Group Sdn Bhd - Schedule of the Company Accounted the Transaction (Parentheticals) (Details)	Dec. 31, 2024
Acquisitions of Sagtec Group Sdn Bhd [Abstract]
Book value rate	98.04%